Cover	Sep. 27, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 27, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-37575
Entity Registrant Name	Staffing 360 Solutions, Inc.
Entity Central Index Key	0001499717
Entity Tax Identification Number	68-0680859
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	757 3rd Avenue
Entity Address, Address Line Two	27th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(646)
Local Phone Number	507-5710
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001
Trading Symbol	STAF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false